Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

October 14, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The RBB Fund, Inc.

Post-Effective Amendment No. 142

Registration Nos. 33-20827/811-05518

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 142 to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of two new portfolios of the Company: (1) the Robeco Boston Partners Global Equity Fund and (2) the Robeco Boston Partners International Equity Fund.

Questions and comments concerning the Amendment may be directed to the undersigned at 215-988-3307.

Respectfully,
/s/ Jillian L. Bosmann
Jillian L. Bosmann

Enclosure